Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

Private Placement

On October 26, 2023, the Company completed a subsequent closing of the Private Placement and issued 143,531 shares of common stock for gross proceeds of $547,127, or $4.00 per share. The Company received $529,127 in net proceeds.

Management has evaluated subsequent events through November 14, 2023, the date the condensed financial statements were available to be issued. Based on this evaluation, no material events were identified which require adjustment or disclosure in these condensed financial statements.

12.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 19, 2023, the date the financial statements were available to be issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these financial statements.

In April 2023, the Company received bridge financing totaling $3,000,000 in principal, due in six months from the note date. The bridge financing bear interest at 10% per annum and are payable six months from the date of the bridge financing, subject to conversion. Upon the Company’s planned reverse merger (“PIPE Offering”), the note will convert into shares of common stock at a conversion price equal to 80% of the price per the PIPE offering. Th note is secured by the assets of the Company, and subordinated to the Company’s Silicon Valley Bank loan.

In connection with the bridge financing, the Company granted the lender warrants to purchase common stock equal to 50% of the number of shares of common stock into which the loan is convertible into.

Through the issuance date, the Company has received proceeds from SAFEs totaling $2,666,953 with similar terms to the SAFEs in Note 7.

Patricia Acquisition Corp.[Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as disclosed below.

On July 31, 2023, the Company consummated the previously announced merger by and among the Company, a recently formed wholly-owned subsidiary of the Company (“Merger Sub”), and Serve Robotics Inc, a privately held Delaware corporation (“Serve”), pursuant to which Merger Sub would merge with and into Serve, with Serve continuing as the surviving entity (the “Merger”) and as the Company’s wholly-owned subsidiary, after which the Company would continue the business of Serve. The Merger occurred pursuant to that certain Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Serve, and Merger Sub.

Serve is an autonomous sidewalk delivery company. The company designs, develops and operates low-emission robots that serve people in public spaces, starting with food delivery. Serve is headquartered in Redwood City, California.

Pursuant to the terms of the Merger Agreement, all outstanding equity interests of Serve converted into shares of our Common Stock, such that the holders of Serve equity before the Merger own a majority of the outstanding shares of our Common Stock after the Merger (before giving effect to a private placement offering of Common Stock by the Company that was consummated in connection with the Merger), resulting in a change of control of the Company.

Certain other information regarding the Merger and changes to the management and share ownership of the Company is set forth in the Current Report on Form 8-K filed by the Company with the SEC on August 4, 2023, as amended (the “Super 8-K”).

The foregoing description of the Merger Agreement and Common Stock private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement, which are filed with the SEC as exhibits to the Super 8-K.